UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY

Investment Company Act file number 811-08348

LORD ASSET MANAGEMENT TRUST (Exact name of Registrant as specified in charter)

440 South LaSalle Street Chicago, Illinois 60605-1028 (Address of principal executive offices) (Zip code)

Patrick W. D. Turley Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006	Thomas S. White Thomas White International, Ltd. 440 South LaSalle Street Chicago, Illinois 60605-1028

Registrant's telephone number, including area code: (312) 663-8300

Date of fiscal year end: October 31

Date of reporting period: 07/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.	Schedule of Investments

THOMAS WHITE AMERICAN OPPORTUNITIES FUND

Investment Portfolio	July 31, 2011

Sector Issue	Shares	Value
Common Stocks (98.6%)
Aerospace (1.2%)
L-3 Communications	3,250	257,140

Banking (4.7%)
BOK Financialcorp	4,600	250,516
Commerce Bancshares	10,817	442,523
M&T Bank Corp	3,900	336,336
		1,029,375

Building (1.2%)
Chicago Bridge & Iron Co	3,850	158,812
Owens Corning	3,100	110,298
		269,110

Capital Goods (2.6%)
Harsco Corp	10,550	289,176
Parker Hannifin	3,500	276,570
		565,746

Chemicals (1.7%)
CF Industries Holdings	2,400	372,768

Consumer Durable (1.3%)
Federal Mogul Corp	8,350	160,070
Thor Industries	4,800	118,704
		278,774

Consumer Retail (3.0%)
Foot Locker	5,350	116,255
Macy's Inc	8,000	230,960
Ross Stores	4,050	306,868
		654,083

Consumer Staples (6.1%)
Conagra Inc	7,650	195,917
Dr Pepper Snapple	6,150	232,224
Jm Smucker Company	4,750	370,120
Reynolds American	15,200	535,040
		1,333,301

Energy (8.8%)
Cameron Intl	3,850	215,369
Murphy Oil	7,300	468,806
Oil States Intl Inc	3,500	282,450
Plains Exploration	8,050	314,031
Unit	4,100	246,041
Valero Energy	8,300	208,496
Weatherford Intl Ltd	9,450	207,144
		1,942,337

Financial Diversified (11.4%)
Alexandria Real Estate	3,500	287,000
Ameriprise Financial	3,350	181,235
HCP Inc	9,650	354,444
Health Care Reit Inc	4,950	261,261
Realty Income Corp	13,850	449,571
Senior Housing Prope	16,900	404,586
Ventas Inc	10,452	565,766
		2,503,863

Health Care (8.5%)
Bio-Rad Labs	1,625	177,125
Express Scripts Inc	5,100	276,726
Humana Inc	3,850	287,133
Mylan	16,150	367,897
St. Jude Medical Inc	4,500	209,250
Watson Pharmaceuticals	8,100	543,753
		1,861,884

Industrial (6.2%)
Crane Co	4,100	189,912
Eaton Corp	9,900	474,705
Greif Inc Cl A	1,750	106,838
KBR Inc	11,450	408,192
Sealed Air Corp	8,250	177,622
		1,357,269

Insurance (5.5%)
Allied World	7,350	400,208
Endurance Specialty	4,800	195,552
Hartford Financial	15,000	351,300
Torchmark Corp.	6,525	263,545
		1,210,605

Metals (1.5%)
Schnitzer Steel	3,300	167,607
Steel Dynamics	10,800	168,696
		336,303

Services (11.3%)
Autonation Inc	10,650	400,546
Brinker Intl Inc	5,100	122,502
Corrections Corp Of	9,050	194,213
FTI Consulting	12,500	453,625
Liberty Global Inc C	3,450	144,210
Liberty Med Cap	2,350	187,671
Washington Post Cl B	350	140,805
Ww Grainger Inc	3,300	489,621
Wyndham Wrldwide	10,550	364,924
		2,498,117

Technology (12.1%)
Accenture Plc	6,750	399,195
Avnet Inc	7,750	227,075
DST Systems Inc	8,350	427,437
Fiserv Corp	7,750	467,790
Novellus Systems, In	13,450	417,488
Western Digital	13,400	461,764
Zebra Tech Cl A	6,350	254,000
		2,654,749

Transportation (1.0%)
Kirby Corp	2,350	137,052
Southwest Airlines	8,150	81,174
		218,226

Telecommunications (2.2%)
Virgin Media	18,600	492,156

Utilities (8.6%)
Alliant Energy Corp	9,500	374,395
Edison International	5,700	216,999
Great Plains Energy	36,850	743,265
UGI Corporation	18,350	556,005
		1,890,664

Total Common Stocks	(Cost $18,103,548)	21,726,470

Short-Term Obligations (1.6%)
		Principal Amount
American Family Variable Demand Note
0.10%, due 06/21/2011		345,293	345,293
Cash
	Total Short-Term Obligations	(Cost $345,293)	345,293

Total Investments:	100.2%	(Cost $18,448,841)	22,071,763
Other Assets, Less Liabilities:	(0.2)%		(42,641)
Total Net Assets:	100.0%		$22,029,122

__________________________

See Notes to Financial Statements

THOMAS WHITE EMERGING MARKETS FUND

Investment Portfolio	July 31, 2011

Country	Issue	Industry	Shares	Value
COMMON STOCKS:	91.6%
BRAZIL:	10.6%

	Banco Do Brasil Sa	Banking	28,700	486,379
	Brookfield Incorpora	Building	24,000	105,511
	Cia Saneamento Basic#	Utilities	8,900	531,241
	Diagnosticos Da Amer	Health Care	9,500	117,885
	Edp Energias Do Bras	Utilities	5,700	142,564
	Localiza Rent A Car	Services	6,500	105,337
	Petroleo Brasileiro	Energy	22,200	754,134
	Sul America Sa Units	Insurance	17,000	198,349
	Totv Sa	Technology	5,000	89,570
	Vale Sa Adr#	Metals	31,000	1,005,640
				3,536,610

CHILE:	2.3%

	Banco Santander Chile	Banking	5,000	464,900
	Enersis Sa Spons Adr#	Utilities	14,600	318,134
				783,034

CHINA	14.4%

	Agile Prop Holdings+	Financial Div.	168,000	273,050
	Anhui Conch Cement +	Building	159,000	742,212
	Bank Of China Ltd+	Banking	969,100	445,108
	China Citic Bank Corp+	Banking	392,000	241,080
	China Minsheng Banking+	Banking	252,000	221,810
	China Petroleum & Chemical+	Energy	752,000	743,352
	Cnooc Ltd+	Energy	277,000	617,101
	Dongfeng Motor Group+	Consumer Durables	174,000	345,338
	Jiangxi Copper Co+	Metals	72,000	254,671
	Lonking Holdings+	Capital Goods	346,000	175,180
	Shandong Weigao Group +	Health Care	96,000	131,434
	Shougang Fushan Resources+	Metals	398,000	225,507
	Weichai Power Co Ltd+#	Consumer Durables	70,000	382,368
				4,798,211

CZECH REPUBLIC:	1.1%

	Philip Morris Cr As+	Consumer Staple	600	358,413

EGYPT:	0.2%

	Commercial Intl Bank+	Banking	15,800	72,094

HONG KONG:	3.8%

	Cathay Pacific+	Transportation	168,000	389,290
	Jardine Strategic+	Industrial	16,500	539,461
	Kingboard Chemicals+	Chemicals	74,000	350,812
				$1,279,563

HUNGARY:	0.4%

	MOL Hungarian Oil & Gas +	Energy	1,400	150,351

INDIA:	4.3%

	Doctor Reddy'S Lab#	Health Care	3,500	124,810
	HDFC Bank Ltd Adr#	Banking	15,500	538,780
	ICICI Bank Ltd Adr	Banking	12,200	568,154
	Tata Motors Ltd Adr#	Consumer Durables	9,100	194,922
				1,426,666

INDONESIA:	6.0%

	Astra Argo Lestari Tbk+	Consumer Staple	54,000	148,970
	Astra Intl Tbk Pt+	Consumer Durables	22,000	181,982
	Bank Mandiri Tbk+	Banking	510,000	469,608
	Gudang Garam Tbk Pt+	Consumer Staple	37,500	224,070
	Indo Tambangraya+	Metals	81,000	480,905
	Indofood Sukses Makm+	Consumer Staple	225,000	167,940
	United Tractors Ord+	Capital Goods	107,000	342,571
				2,016,046

MALASYIA:	2.6%

	Ammb Holdings Bhd+	Banking	148,000	323,484
	Axiata Group Berhad+	Communication	145,000	249,067
	Genting Malaysia Bhd+	Services	135,000	165,942
	Ytl Corporation Berh+	Industrial	250,000	117,825
				856,318

MEXICO:	5.4%

	America Movil Sab	Communication	358,000	461,247
	Coca-Cola Femsa	Consumer Staple	34,600	334,201
	Grupo Mexico Sab	Metals	90,100	331,910
	Industrias Penoles S#	Metals	6,600	284,688
	Mexichem Sab De Cv	Chemicals	32,500	140,244
	Walmart De Mexico #	Consumer Retail	96,000	264,883
				1,817,173

MOROCCO:	0.5%

	Attijariwafa Bank+	Banking	3,500	156,704

PERU:	0.2%

	Credicorp Ltd#	Banking	700	68,390

PHILIPPINES:	0.7%

	Philippines Long Distance +	Communication	4,400	248,763

POLAND:	1.7%

	Grupa Lotos Sa+	Energy	12,600	172,173
	Kghm Polska Miedz Sa+	Metals	5,700	390,260
				562,433

RUSSIA:	9.6%

	Gazprom Neft Spons Adr+	Energy	10,800	269,747
	Lukoil Oao Spons Adr+	Energy	8,500	562,521
	Mmc Norilsk Nickel Adr+	Metals	9,100	241,775
	Oao Gazprom Gdr+	Energy	42,000	594,346
	Oao Rosneft Oil Gdr+	Energy	31,000	261,804
	Sberbank Spons Adr+	Banking	22,000	324,940
	Severstal Gdr+	Metals	18,600	358,478
	Tatneft Gdr+	Energy	13,900	579,990
				3,193,601

SINGAPORE:	1.3%

	Overseas Chinese Bank+	Banking	54,000	445,057

SOUTH AFRICA:	8.6%

	African Rainbow Minerals+	Metals	6,200	174,722
	Aspen Pharmacare+	Health Care	22,400	279,122
	Gold Field Ltd+	Metals	10,000	155,432
	Mmi Holdings Ltd+	Insurance	102,000	259,233
	Mtn Group Ltd+	Communication	16,300	352,114
	Netcare Ltd+	Health Care	73,000	158,374
	Remgro Ltd+	Industrial	17,800	294,734
	Sasol Ltd+	Energy	12,950	647,536
	Tiger Brands+	Consumer Staple	10,000	303,660
	Vodacom Group+	Communication	20,000	254,522
				2,879,449

SOUTH KOREA:	11.1%

	Dongbu Insurance Co+	Insurance	2,500	123,891
	Gs Holdings+	Services	2,500	215,330
	Hanwha Corporation+	Industrial	6,500	318,113
	Honam Petrochemical+	Chemicals	1,300	531,772
	Hyosung Corporation+	Consumer Retail	2,600	230,122
	Hyundai Heavy Industry+	Capital Goods	400	154,539
	Hyundai Marine & Fire+	Insurance	11,800	377,987
	Hyundai Mipo Dockyar+	Capital Goods	1,000	158,176
	Hyundai Motor Co+	Consumer Durables	1,500	333,790
	Kia Motors Corporation+	Consumer Durables	3,450	252,797
	Samsung Electronic Gdr+#	Technology	1,580	621,396
	Sk Innovation Co Ltd+	Energy	800	165,833
	S-Oil Corp+	Energy	1,700	239,591
				3,723,337

TAIWAN:	3.5%

	Chinatrust Financial+	Banking	169,000	152,252
	Chunghwa Telecom Ltd ADR#	Communication	9,300	323,268
	Compal Electronics+	Technology	200,000	259,180
	Coretronic Corp+	Technology	146,000	172,251
	Macronix Internation+	Technology	324,000	161,611
	Pou Chen+	Consumer Retail	126,000	112,480
				1,181,042

THAILAND:	1.9%

	Krung Thai Bank Pub+	Banking	580,000	403,274
	Ptt Explor & Prod Pub+	Energy	35,800	221,147
				624,421

TURKEY:	1.8%

	Akbank Tas+	Banking	23,900	104,295
	Haci Omer Sabanci Hl+	Industrial	20,900	81,999
	Koc Holdings+	Industrial	83,000	347,504
	Turkiye Garanti Bank+	Banking	11,700	51,603
				585,401

UNITED KINGDOM:	1.0%

	Standard Chartered+	Banking	13,400	340,755

Total Common Stocks		(Cost $25,791,623)		30,617,453

PREFERRED STOCKS:	4.9%

BRAZIL:	4.9%
	Centrais Eletricas B+	Utilities	9,800	148,772
	Itausa-Investimentos+	Banking	68,500	460,108
	Brasil Telecom Sa+	Communication	33,000	279,094
	Comp De Bebidas Adr	Consumer Staple	16,000	480,320
	Cia Paranaense Energy	Utilities	11,400	275,538
				1,643,832

Total Preferred Stocks		(Cost $1,523,401)		1,643,832

SHORT TERM INVESTMENTS:	14.0%
			Principal Amount
	Northern Institutional Treasury Portfolio		$549,611	549,611
HELD AS COLLATERAL
FOR SECURITIES LENDING	Northern Institutional Liquid Asset Portfolio		4,131,491	4,131,491
Total Short Term Investments		(Cost $4,681,102)		4,681,102

Total Investments	110.6%	(Cost $31,996,125)		36,942,387
Other Assets, Less Liabilities:	(10.6)%			(3,525,827)
Total Net Assets:	100.0%			33,416,560

# All or a portion of securities on loan at July 31, 2011 – See Note 1 (g) to financial statements.
+ Fair Valued Security
ADR – American Depository Receipt.  GDR – Global Depository Receipt.

________________________

See Notes to Financial Statements

THOMAS WHITE INTERNATIONAL FUND

Investment Portfolio	July 31, 2011

Country	Issue	Industry	Shares	Value
COMMON STOCKS:	95.3%
AUSTRALIA:	3.6%

	Australia & NZ Banking Group+	Banking	190,700	4,356,827
	Coca-Cola Amatil Ltd+	Consumer Staple	222,000	2,756,663
	Incitec Pivot Ltd+#	Chemicals	823,700	3,576,011
	Metcash Ltd+	Consumer Retail	616,000	2,813,888
	Telstra Corp+	Communication	1,285,000	4,218,783
	Woolsworths Ltd+	Consumer Retail	68,000	2,011,032
				19,733,204

AUSTRIA:	1.5%

	Erste Group Bank Ag+#	Banking	83,000	3,957,249
	Omv Ag+	Energy	78,600	3,137,091
	Vienna Insurance+	Insurance	27,000	1,436,387
				8,530,727

BRAZIL:	1.2%

	Brookfield Incorporatoes	Building	311,000	1,367,249
	Cia Saneamento Basic	Utilities	182,000	5,431,954
				6,799,203

CANADA:	7.6%

	Alimentation Couche	Consumer Retail	104,800	3,307,740
	Bank Nova Scotia	Banking	54,447	3,088,130
	Bombardier B#	Aerospace	400,000	2,428,680
	Canadian National Railway	Transportation	29,000	2,174,884
	Canadian Natural Resources	Energy	71,200	2,875,576
	CGI Group Inc Cl A	Technology	159,000	3,418,850
	Enbridge Inc#	Utilities	111,000	3,645,185
	First Quantum Minerals #	Metals	13,900	1,927,446
	Metro Inc -A	Consumer Retail	55,000	2,727,401
	Nexen Inc	Energy	154,700	3,609,801
	Rogers Communication (NYSE listed) #	Services	37,500	1,431,000
	Rogers Communication (TSX listed) #	Services	78,500	2,997,828
	Royal Bank Of Canada#	Banking	90,000	4,842,711
	Teck Resources Ltd-B	Metals	72,000	3,568,154
				42,043,386

CHINA	4.8%

	Anhui Conch Cement +#	Building	860,000	4,014,480
	Bank Of Communications+	Banking	158,050	137,551
	China Citic Bank Corp+	Banking	3,700,000	2,275,500
	China Petroleum & Ch+	Energy	6,356,000	6,282,906
	China Telecom Corp+	Communication	4,300,000	2,809,620
	Cnooc Ltd+	Energy	940,000	2,094,132
	Dongfeng Motor Group+	Consumer Durables	1,514,000	3,004,836
	Industrial & Comm Bk Of China+	Banking	4,498,725	3,434,327
	Shougang Fushan Resources+	Metals	4,550,000	2,578,030
				26,631,382

CZECH REPUBLIC:	0.5%

	Philip Morris Cr As+	Consumer Staple	4,100	2,449,155

DENMARK:	1.0%

	H Lundbeck A/S+	Health Care	108,000	2,703,240
	Topdanmark A/S+#	Insurance	15,500	2,772,811
				5,476,051
FINLAND:	1.8%

	Pohjola Bank Plc+	Banking	488,300	5,930,257
	Sampo A Ord+	Insurance	133,800	4,068,644
				9,998,901

FRANCE:	4.7%

	Bic+	Consumer Staple	29,500	2,780,502
	Bnp Paribas+	Banking	121,200	7,835,859
	Christian Dior+	Consumer Retail	44,750	7,129,959
	Sanofi-Aventis+	Health Care	32,600	2,530,767
	Schneider Electric+	Industrial	19,900	2,867,791
	Sodexho+#	Services	38,700	2,951,305
				26,096,183

GERMANY:	6.3%

	Basf+	Chemicals	83,450	7,574,765
	Beyersche Motoren We+	Consumer Durables	48,900	4,896,856
	Deutsche Bank Ag+	Banking	94,500	5,122,382
	Hannover Rueckvers+#	Insurance	65,600	3,379,863
	Hochtief Ag+#	Building	23,300	1,850,078
	Muenchener Rueckver+	Insurance	21,100	3,141,450
	Sap Ag+	Technology	57,900	3,558,575
	Siemens Ag+	Industrial	41,700	5,320,503
				34,844,472

HONG KONG:	4.2%

	Cathay Pacific+	Transportation	1,277,000	2,959,064
	Cheung Kong+	Financial Div.	182,000	2,774,135
	Jardine Strategic+	Industrial	341,000	11,148,859
	Kingboard Chemicals+#	Chemicals	419,000	1,986,353
	Swire Pacific Ltd+	Financial Div.	296,000	4,173,482
				23,041,893

HUNGARY:	0.3%

	Mol Hungarian Oil+	Energy	16,750	1,798,843
INDIA:	0.8%

	Doctor Reddy's Lab+#	Health Care	67,000	2,389,220
	Tata Motors Ltd Adr #	Consumer Durables	105,000	2,249,100
				4,638,320

INDONESIA:	2.5%

	Bank Negara Indonesia+	Banking	4,037,668	2,106,451
	Gudang Garam Tbk Pt+	Consumer Staple	492,000	2,939,798
	Indo Tambangraya+	Metals	838,500	4,978,258
	United Tractors Ord+	Capital Goods	1,100,000	3,521,760
				13,546,267

ISRAEL:	1.0%

	Delek Group Ltd+	Financial Div.	5,500	1,222,409
	Teva Pharma Adr	Health Care	96,600	4,505,424
				13,546,267

ITALY:	1.0%

	Eni Spa+	Energy	207,800	4,505,540

JAPAN:	10.4%

	Asahi Group Holdings+	Consumer Staple	131,200	2,777,924
	Brother Industries+	Technology	315,400	4,923,205
	Coca-Cola West Co+	Consumer Staple	144,000	2,879,251
	Dainippon Sumitomo P+	Health Care	220,000	2,235,046
	Eisai Co+#	Health Care	65,600	2,665,210
	Fuji Electric Co+#	Capital Goods	900,000	2,938,950
	Itochu Corp+	Industrial	513,000	5,943,156
	Kobe Steel Ltd+	Metals	910,000	2,006,368
	Nippon Electric Glas+	Chemicals	183,000	2,316,249
	Ntt+	Communication	96,500	4,767,660
	Osaka Gas Co Ltd+	Utilities	553,000	2,189,604
	Softbank Corp+	Communication	82,100	3,204,010
	Sumitomo Corp+	Industrial	564,800	7,998,415
	Suzuken Co Ltd+	Health Care	42,000	1,054,435
	Suzuki Motor Corp+	Consumer Durables	177,000	4,110,878
	Taisei Corp+#	Building	1,000,000	2,387,500
	Yamada Denki Co Ltd+	Consumer Retail	35,000	2,792,335
				57,190,196

MALASYIA:	1.0%

	Axiata Group Berhad+	Communication	1,630,000	2,799,851
	Rhb Capital Bhd+	Banking	890,000	2,731,766
				5,531,617

MEXICO:	2.6%

	America Movil Sab#	Communication	4,664,800	6,010,128
	Grupo Financiero Banc	Financial Div.	419,000	1,831,281
	Grupo Mexico Sab	Metals	684,400	2,521,193
	Industrias Penoles#	Metals	91,650	3,953,286
				14,315,888

NETHERLANDS:	2.5%

	Arcelormittal+#	Metals	128,600	3,997,338
	Ing Groep Nv+	Insurance	402,000	4,300,757
	Unilever Nv-Cva+	Consumer Staple	168,200	5,469,427
				13,767,522

NORWAY:	0.5%

	Seadrill Ltd+	Energy	79,000	2,746,719

POLAND:	0.4%

	Grupa Lotos Sa+	Energy	153,700	2,100,234

RUSSIA:	3.3%

	Gazprom Neft Spons ADR+#	Energy	91,000	2,272,871
	Lukoil Oao Spons Adr+	Energy	74,000	4,897,239
	Oao Gazprom Gdr+	Energy	233,800	3,308,527
	Oao Rosneft Oil Gdr+	Energy	260,000	2,195,778
	Tatneft Gdr+	Energy	135,833	5,667,754
				18,342,169

SINGAPORE:	3.3%

	Golden Agricultural Resources+	Consumer Staple	4,800,000	2,907,840
	Jardine Cycle&Carriage+	Consumer Retail	192,000	7,695,917
	Singapore Telecom+	Communication	1,020,000	2,841,006
	United Overseas Bank+	Banking	288,000	4,893,091
				18,337,854

SOUTH AFRICA:	3.0%

	Aspen Pharmacare+	Health Care	178,500	2,224,253
	Gold Field Ltd+	Metals	151,000	2,347,023
	Imperial Holdings Lt+	Services	135,000	2,320,137
	Mmi Holdings Ltd+	Insurance	591,000	1,502,027
	Remgro Ltd+	Industrial	194,000	3,212,271
	Tiger Brands+	Consumer Staple	98,900	3,003,197
	Woolworths Holdings+	Consumer Retail	385,000	1,815,044
				16,423,952

SOUTH KOREA:	5.6%

	Daewoo Shipbuilding+	Capital Goods	52,400	1,860,341
	Dongbu Insurance Co+	Insurance	89,400	4,430,351
	Gs Holdings+	Services	27,000	2,325,567
	Honam Petrochemical+	Chemicals	12,500	5,113,190
	Hyundai Motor Co+	Consumer Durables	16,000	3,560,427
	Samsung Electronics+	Technology	12,000	9,592,945
	SK Holdings+	Energy	11,400	1,957,551
	SK Innovation Co Ltd+	Energy	9,650	2,000,364
				30,840,736

SPAIN:	3.6%

	Banco Santander Sa+	Banking	593,384	6,192,259
	Criteria Caixacorp+	Financial Div.	413,500	2,377,253
	Repsol+	Energy	188,300	5,917,196
	Telefonica Sa+	Communication	250,400	5,586,599
				20,073,307

SWEDEN:	1.5%

	Atlas Copco+	Capital Goods	231,800	5,450,893
	Securitas Ab- B Shs+#	Services	265,600	2,697,513
				8,148,406

SWITZERLAND:	2.3%

	Baloise Holdings-Reg+	Insurance	47,500	4,731,261
	Novartis+#	Health Care	133,500	8,176,608
				12,907,869

TAIWAN:	0.6%

	Pou Chen+	Consumer Retail	1,570,000	1,401,539

THAILAND:	0.6%

	Adanced Info Service+	Communication	459,000	1,774,081
	Bangkok Bank Public+	Banking	300,000	1,746,060
				3,520,141

TURKEY:	0.5%

	Haci Omer Sabanci Hl+	Industrial	340,000	1,333,956
	Koc Holdings+	Industrial	390,000	1,632,852
				2,966,808

UNITED KINGDOM:	10.3%

	Astrazeneca Plc+	Health Care	84,500	4,106,607
	Bhp Billiton Plc+	Metals	249,600	9,379,793
	Bp Plc+	Energy	1,122,000	8,436,206
	Brit Am Tobacco+	Consumer Staple	169,900	7,832,067
	G4S Plc+	Services	450,300	2,019,641
	Hsbc Holdings Plc+	Banking	338,000	3,301,854
	Imperial Tobacco+	Consumer Staple	85,200	2,950,289
	National Grid Plc+	Utilities	344,200	3,377,153
	Rio Tinto Plc Adr#	Metals	29,200	2,072,616
	Schroders Plc+	Financial Div.	101,000	2,686,893
	Standard Chartered+	Banking	224,275	5,703,201
	Tate & Lyle Plc+	Consumer Staple	331,000	3,296,462
	Vedanta Resources Pl+	Metals	48,400	1,393,852
				56,556,634

UNITED STATES:	0.8%

	Philip Morris Intl	Consumer Staple	63,000	4,483,710

Total Common Stocks		(Cost $443,208,114)		525,516,661

PREFERRED STOCKS:	3.2%

	Vale SA	Metals	264,164	7,766,712
	Itau Unibanco Multip	Banking	187,440	3,798,809
	Itausa-Investimentos	Banking	411,000	2,760,646
	Petroleo Brasileir	Energy	225,400	3,414,472
				17,740,639

Total Preferred Stocks		(Cost $11,521,740)		17,740,639

SHORT TERM INVESTMENTS:	9.9%
			Principal Amount
	The Northern Trust Company Eurodollar
	Time Deposit 0.00%, due 8/01/11		$6,369,144	6,369,144
HELD AS COLLATERAL
FOR SECURITIES LENDING	Northern Institutional Liquid Asset Portfolio		47,810,721	47,810,721
Total Short Term Investments		(Cost $54,179,865)		54,179,865

Total Investments	108.3%	(Cost $454,729,855)		597,437,165
Other Assets, Less Liabilities:	(8.3)%			(45,770,705)
Total Net Assets:	100.0%			551,666,460

# All or a portion of securities on loan at July 31, 2011 – See Note 1 (g) to financial statements.
+ Fair Valued Security
ADR – American Depository Receipt.  GDR – Global Depository Receipt.

________________________

See Notes to Financial Statements

Item 2.	Controls and Procedures.

(a)
Based on an evaluation of Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.	Exhibits.

Filed as exhibits herewith are separate certifications for Registrant's principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ASSET MANAGEMENT TRUST

By:	/s/ Stathy M. White
Stathy M. White
President (Principal Executive Officer)

Date:           September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stathy M. White
Stathy M. White
President (Principal Executive Officer)

Date:           September 29, 2011

By:	/s/ David M. Sullivan II
Treasurer (Principal Financial Officer)

Date:           September 29, 2011